DEFERRED CONSIDERATION - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DEFERRED CONSIDERATION
Deferred consideration, beginning	€ 3,297
Deferred consideration payable upon business combination (Note 6)		€ 4,003
Accretion expense	403	316
(Loss) gain on remeasurement of deferred consideration	440	(804)
Shares issued as deferred consideration	(1,104)
Effect of movement in exchange rates	(97)	(218)
Deferred consideration, ending	€ 2,939	€ 3,297